Activity in Benefits Payable (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Balances at January 1	$ 3,893	$ 3,775	$ 3,415
Acquisitions	0	5	66
Current year, Incurred	38,641	32,711	30,198
Prior years, Incurred	(518)	(474)	(257)
Total incurred	38,123	32,237	29,941
Current year, Paid	(34,357)	(29,103)	(26,738)
Prior years, Paid	(3,262)	(3,021)	(2,909)
Total paid	(37,619)	(32,124)	(29,647)
Reinsurance recoverable	78	0	0
Balances at December 31	$ 4,475	$ 3,893	$ 3,775